CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2015	Jul. 31, 2004
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 554	$ 99	$ 112
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	65,759,210	64,702,673			12,623,530
Ordinary shares, shares outstanding	65,759,210	64,702,673